Investment Securities - Amortized Costs, Gains and Losses, Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	$ 310,411	$ 193,785
Gross Unrealized Gains	2,964	4,570
Gross Unrealized Losses	(2,505)	(325)
Available-for-sale debt securities, at fair value	310,870	198,030
U.S. Treasury
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	3,909	2,772
Gross Unrealized Gains	11	26
Gross Unrealized Losses	(3)	0
Available-for-sale debt securities, at fair value	3,917	2,798
U.S. government and federal agency obligations
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	1,314	11,732
Gross Unrealized Gains	5	197
Gross Unrealized Losses	0	0
Available-for-sale debt securities, at fair value	1,319	11,929
U.S. government-sponsored enterprises
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	26,498	22,495
Gross Unrealized Gains	70	379
Gross Unrealized Losses	(196)	0
Available-for-sale debt securities, at fair value	26,372	22,874
Obligations of states and political subdivisions
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	128,093	56,943
Gross Unrealized Gains	1,605	1,801
Gross Unrealized Losses	(474)	0
Available-for-sale debt securities, at fair value	129,224	58,744
Mortgage-backed securities
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	137,286	88,357
Gross Unrealized Gains	791	1,809
Gross Unrealized Losses	(1,611)	(54)
Available-for-sale debt securities, at fair value	136,466	90,112
Other debt securities
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	11,825	10,000
Gross Unrealized Gains	482	358
Gross Unrealized Losses	(23)	(14)
Available-for-sale debt securities, at fair value	12,284	10,344
Bank issued trust preferred securities
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	1,486	1,486
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(198)	(257)
Available-for-sale debt securities, at fair value	$ 1,288	$ 1,229